Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 24.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	141,704	$1,358,941
Guggenheim Strategy Fund II1	56,518	1,354,744
Total Mutual Funds
(Cost $2,822,291)		2,713,685

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 45.8%
Federal Home Loan Bank
0.83% due 10/03/22[2]	$2,000,000	1,999,840
3.06% due 11/21/22[2]	2,000,000	1,991,550
3.06% due 11/14/22[2]	1,200,000	1,195,512
Total Federal Agency Discount Notes
(Cost $5,186,750)		5,186,902

U.S. TREASURY BILLS†† - 14.4%
U.S. Treasury Bills
2.70% due 11/08/22[2,3]	1,635,000	1,630,571
Total U.S. Treasury Bills
(Cost $1,630,254)		1,630,571

FEDERAL AGENCY NOTES†† - 8.8%
Federal Farm Credit Bank
3.07% (Commercial Prime Lending Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	1,000,000	1,000,006
Total Federal Agency Notes
(Cost $999,996)		1,000,006

REPURCHASE AGREEMENTS††,4 - 9.0%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	577,320	577,320
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	222,046	222,046
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	215,474	215,474
Total Repurchase Agreements
(Cost $1,014,840)		1,014,840
Total Investments - 102.0%
(Cost $11,654,131)		$11,546,004
Other Assets & Liabilities, net - (2.0)%		(223,386)
Total Net Assets - 100.0%		$11,322,618

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	75	Oct 2022	$11,405,625	$(419,700)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,713,685	$—	$—	$2,713,685
Federal Agency Discount Notes	—	5,186,902	—	5,186,902
U.S. Treasury Bills	—	1,630,571	—	1,630,571
Federal Agency Notes	—	1,000,006	—	1,000,006
Repurchase Agreements	—	1,014,840	—	1,014,840
Total Assets	$2,713,685	$8,832,319	$—	$11,546,004

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$419,700	$—	$—	$419,700

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,406,176	$–	$–	$–	$(51,432)	$1,354,744	56,518	$22,620
Guggenheim Ultra Short Duration Fund — Institutional Class	1,405,703	–	–	–	(46,762)	1,358,941	141,704	17,573
	$2,811,879	$–	$–	$–	$(98,194)	$2,713,685		$40,193

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 32.3%
Guggenheim Strategy Fund III[1]	235,195	$5,649,389
Guggenheim Strategy Fund II1	166,856	3,999,535
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	257,497	2,469,394
Total Mutual Funds
(Cost $12,548,781)		12,118,318

	Face Amount
U.S. TREASURY BILLS†† - 9.2%
U.S. Treasury Bills
2.70% due 11/08/22[2,3]	$3,480,000	3,470,573
Total U.S. Treasury Bills
(Cost $3,469,898)		3,470,573

REPURCHASE AGREEMENTS††,4 - 57.5%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	12,303,559	12,303,559
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	4,732,138	4,732,138
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	4,592,071	4,592,071
Total Repurchase Agreements
(Cost $21,627,768)		21,627,768
Total Investments - 99.0%
(Cost $37,646,447)		$37,216,659
Other Assets & Liabilities, net - 1.0%		377,607
Total Net Assets - 100.0%		$37,594,266

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	23	Dec 2022	$690,230	$62,196
CBOE Volatility Index Futures Contracts	1	Nov 2022	31,020	3,522
Dow Jones Industrial Average Index Mini Futures Contracts	5	Dec 2022	719,650	(1,059)
FTSE 100 Index Futures Contracts	2	Dec 2022	152,791	(6,947)
Russell 2000 Index Mini Futures Contracts	5	Dec 2022	417,300	(12,915)
S&P 500 Index Mini Futures Contracts	4	Dec 2022	719,450	(14,863)
NASDAQ-100 Index Mini Futures Contracts	3	Dec 2022	661,830	(18,291)
			$3,392,271	$11,643

Interest Rate Futures Contracts Purchased†
Long Gilt Futures Contracts††	4	Dec 2022	$429,495	$5,572
Euro - OATS Futures Contracts	6	Dec 2022	776,242	4,017
Australian Government 10 Year Bond Futures Contracts	2	Dec 2022	149,888	2,427
Euro - BTP Italian Government Bond Futures Contracts††	10	Dec 2022	1,097,912	(2,523)
			$2,453,537	$9,493

Currency Futures Contracts Purchased†
British Pound Futures Contracts	15	Dec 2022	$1,047,750	$10,031
Mexican Peso Futures Contracts	53	Dec 2022	1,297,705	(8,586)
Euro FX Futures Contracts	2	Dec 2022	246,363	(8,917)
Japanese Yen Futures Contracts	13	Dec 2022	1,131,975	(14,587)
Canadian Dollar Futures Contracts	5	Dec 2022	362,050	(16,945)
New Zealand Dollar Futures Contracts	16	Dec 2022	895,680	(62,921)
			$4,981,523	$(101,925)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Red Spring Wheat Futures Contracts	8	Dec 2022	$393,500	$26,107
Corn Futures Contracts	14	Dec 2022	474,600	22,405
Wheat Futures Contracts	2	Dec 2022	92,325	8,593
Hard Red Winter Wheat Futures Contracts	2	Dec 2022	99,225	7,031
Euro - Mill Wheat Futures Contracts	11	Dec 2022	192,309	6,986
Gasoline RBOB Futures Contracts	7	Nov 2022	670,085	200
Sugar #11 Futures Contracts	16	Feb 2023	316,288	(590)
Sugar #11 Futures Contracts	23	Jun 2023	425,298	(2,738)
Soybean Meal Futures Contracts	3	Dec 2022	120,900	(2,789)
Lean Hogs Futures Contracts	1	Dec 2022	30,560	(2,883)
Soybean Futures Contracts	6	Nov 2022	409,800	(5,890)
Sugar #11 Futures Contracts	26	Apr 2023	492,419	(6,036)
Coffee 'C' Futures Contracts	1	Dec 2022	82,856	(6,946)
WTI Crude Futures Contracts	4	Oct 2022	318,800	(7,370)
Natural Gas Futures Contracts	8	Dec 2022	580,640	(7,750)
Low Sulphur Gas Oil Futures Contracts	1	Nov 2022	94,125	(8,302)
Soybean Oil Futures Contracts	8	Dec 2022	294,384	(11,358)
NY Harbor ULSD Futures Contracts	5	Oct 2022	680,232	(12,919)
ECX Emission Futures Contracts	2	Dec 2022	130,805	(15,405)
Low Sulphur Gas Oil Futures Contracts	7	Dec 2022	630,525	(20,442)
Brent Crude Futures Contracts	3	Oct 2022	256,050	(23,334)
Live Cattle Futures Contracts	18	Dec 2022	1,058,400	(26,757)
LME Nickel Futures Contracts	2	Nov 2022	252,660	(40,278)
Cotton #2 Futures Contracts	6	Dec 2022	256,020	(42,314)
Natural Gas Futures Contracts	5	Oct 2022	339,750	(54,859)
			$8,692,556	$(227,638)

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 2 Year Note Futures Contracts	64	Dec 2022	$13,140,000	$155,959
U.S. Treasury 5 Year Note Futures Contracts	32	Dec 2022	3,438,250	98,836
Long Gilt Futures Contracts††	11	Dec 2022	1,181,112	80,792
Euro - Bund Futures Contracts	21	Dec 2022	2,847,339	77,283
Canadian Government 10 Year Bond Futures Contracts	47	Dec 2022	4,194,654	50,622
Euro - Bobl Futures Contracts	17	Dec 2022	1,991,914	38,089
U.S. Treasury 10 Year Note Futures Contracts	31	Dec 2022	3,473,937	36,920
U.S. Treasury Long Bond Futures Contracts	14	Dec 2022	1,771,437	29,218
Euro - Schatz Futures Contracts	45	Dec 2022	4,722,508	26,664
U.S. Treasury Ultra Long Bond Futures Contracts	10	Dec 2022	1,366,562	21,658
Australian Government 3 Year Bond Futures Contracts	29	Dec 2022	1,978,597	17,755
Australian Government 10 Year Bond Futures Contracts	8	Dec 2022	599,552	5,167
Euro - 30 year Bond Futures Contracts	1	Dec 2022	143,507	206
			$40,849,369	$639,169

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	38	Dec 2022	$2,433,520	$152,132
Swiss Franc Futures Contracts	40	Dec 2022	5,105,750	142,718
Euro FX Futures Contracts	55	Dec 2022	6,774,969	128,773
Canadian Dollar Futures Contracts	31	Dec 2022	2,244,710	97,179
Japanese Yen Futures Contracts	56	Dec 2022	4,876,200	26,723
New Zealand Dollar Futures Contracts	15	Dec 2022	839,700	15,370
British Pound Futures Contracts	18	Dec 2022	1,257,300	(33,759)
			$23,532,149	$529,136

Commodity Futures Contracts Sold Short†
Gold 100 oz. Futures Contracts	11	Dec 2022	$1,836,780	$82,385
Lean Hogs Futures Contracts	25	Dec 2022	764,000	61,042
Live Cattle Futures Contracts	36	Apr 2023	2,223,000	39,517
Silver Futures Contracts	7	Dec 2022	665,350	32,759

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Gasoline RBOB Futures Contracts	8	Dec 2022	$750,926	$23,911
Cocoa Futures Contracts	27	Dec 2022	632,340	22,980
Copper Futures Contracts	3	Dec 2022	254,850	19,668
LME Primary Aluminum Futures Contracts	9	Nov 2022	484,481	18,723
Low Sulphur Gas Oil Futures Contracts	6	Nov 2022	564,750	13,390
CME Random Length Lumber Futures Contracts	3	Nov 2022	140,151	12,637
Euro - Rapeseed Futures Contracts	6	Jan 2023	187,224	11,301
Canadian Canola (WCE) Futures Contracts	3	Nov 2022	36,931	8,705
Natural Gas Futures Contracts	8	Nov 2022	566,640	7,990
Sugar #11 Futures Contracts	22	Feb 2023	434,896	7,710
LME Zinc Futures Contracts	3	Nov 2022	225,075	7,260
Soybean Meal Futures Contracts	3	Dec 2022	120,900	5,251
Cattle Feeder Futures Contracts	6	Jan 2023	526,425	2,145
LME Lead Futures Contracts	4	Nov 2022	191,285	1,653
LME Tin Futures Contracts	1	Nov 2022	103,425	1,093
Live Cattle Futures Contracts	8	Dec 2022	470,400	1,050
Platinum Futures Contracts	2	Jan 2023	85,740	365
Oat Futures Contracts	6	Dec 2022	116,475	182
SGX Iron Ore 62% Futures Contracts	15	Nov 2022	141,225	(660)
Gasoline RBOB Futures Contracts	1	Oct 2022	99,624	(2,686)
Corn Futures Contracts	1	Dec 2022	33,900	(2,978)
Wheat Futures Contracts	1	Dec 2022	46,163	(5,353)
Hard Red Winter Wheat Futures Contracts	1	Dec 2022	49,613	(5,778)
			$11,752,569	$364,262

Equity Futures Contracts Sold Short†
DAX Index Futures Contracts	2	Dec 2022	$587,670	$54,643
MSCI EAFE Index Futures Contracts	7	Dec 2022	581,560	54,448
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2022	220,610	27,331
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2022	220,780	21,298
S&P 500 Index Mini Futures Contracts	1	Dec 2022	179,863	21,264
FTSE Taiwan Index Futures Contracts	9	Oct 2022	418,590	20,526
FTSE/JSE TOP 40 Index Futures Contracts††	17	Dec 2022	531,786	18,803
SPI 200 Index Futures Contracts	5	Dec 2022	518,695	18,124
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2022	287,860	15,413
CAC 40 10 Euro Index Futures Contracts	9	Oct 2022	501,955	14,865
Euro STOXX 50 Index Futures Contracts	3	Dec 2022	96,266	9,476
Russell 2000 Index Mini Futures Contracts	1	Dec 2022	83,460	9,123
IBEX 35 Index Futures Contracts††	2	Oct 2022	142,526	7,544
OMX Stockholm 30 Index Futures Contracts††	4	Oct 2022	64,470	4,856
Amsterdam Index Futures Contracts	2	Oct 2022	248,241	2,077
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2022	323,271	1,523
Nikkei 225 Index Futures Contracts	1	Dec 2022	181,167	(6)
CBOE Volatility Index Futures Contracts	2	Mar 2023	60,300	(130)
CBOE Volatility Index Futures Contracts	7	Feb 2023	211,820	(874)
CBOE Volatility Index Futures Contracts	23	Jan 2023	705,410	(14,679)
			$6,166,300	$285,625

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,118,318	$—	$—	$12,118,318
U.S. Treasury Bills	—	3,470,573	—	3,470,573
Repurchase Agreements	—	21,627,768	—	21,627,768
Interest Rate Futures Contracts**	564,821	86,364	—	651,185
Currency Futures Contracts**	572,926	—	—	572,926
Commodity Futures Contracts**	453,039	—	—	453,039
Equity Futures Contracts**	335,829	31,203	—	367,032
Total Assets	$14,044,933	$25,215,908	$—	$39,260,841

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$316,415	$—	$—	$316,415
Currency Futures Contracts**	145,715	—	—	145,715
Equity Futures Contracts**	69,764	—	—	69,764
Interest Rate Futures Contracts**	—	2,523	—	2,523
Total Liabilities	$531,894	$2,523	$—	$534,417

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,951,696	$–	$(800,000)	$(3,539)	$(148,622)	$3,999,535	166,856	$67,208
Guggenheim Strategy Fund III	5,886,936	–	–	–	(237,547)	5,649,389	235,195	96,525
Guggenheim Ultra Short Duration Fund — Institutional Class	1,753,560	800,000	–	–	(84,166)	2,469,394	257,497	31,588
	$12,592,192	$800,000	$(800,000)	$(3,539)	$(470,335)	$12,118,318		$195,321

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 32.4%
Consumer, Non-cyclical - 8.7%
LHC Group, Inc.*,1	8,220	$1,345,285
MoneyGram International, Inc.*,1	128,543	1,336,847
Covetrus, Inc.*	62,481	1,304,603
Nielsen Holdings plc	45,275	1,255,023
Signify Health, Inc. — Class A*,1	37,906	1,104,960
ChemoCentryx, Inc.*	18,708	966,455
Biohaven Pharmaceutical Holding Company Ltd.*,1	5,037	761,443
Global Blood Therapeutics, Inc.*	9,796	667,108
Forma Therapeutics Holdings, Inc.*	32,282	644,026
Evo Payments, Inc. — Class A*	19,215	639,860
Aerie Pharmaceuticals, Inc.*	31,143	471,194
Meridian Bioscience, Inc.*	14,850	468,220
Total Consumer, Non-cyclical		10,965,024
Technology - 7.4%
Citrix Systems, Inc.*,††	19,235	2,000,440
Activision Blizzard, Inc.[1]	20,393	1,516,016
1Life Healthcare, Inc.*	75,244	1,290,435
VMware, Inc. — Class A1	10,070	1,072,052
Tower Semiconductor Ltd.*,1	22,123	972,085
Ping Identity Holding Corp.*	34,080	956,625
ironSource Ltd. — Class A*	244,005	839,377
Change Healthcare, Inc.	17,745	487,810
Total Technology		9,134,840
Financial - 5.0%
First Horizon Corp.[1]	64,930	1,486,897
Alleghany Corp.*	1,524	1,279,200
STORE Capital Corp. REIT	30,223	946,887
Duke Realty Corp. REIT	18,210	877,722
Cowen, Inc. — Class A1	13,609	525,852
Flagstar Bancorp, Inc.[1]	15,425	515,195
Bluerock Residential Growth REIT, Inc.	13,268	354,919
Umpqua Holdings Corp.	14,485	247,549
Total Financial		6,234,221
Communications - 4.4%
Switch, Inc. — Class A	52,360	1,764,008
TEGNA, Inc.	65,842	1,361,613
Sierra Wireless, Inc.*	31,107	946,897
ChannelAdvisor Corp.*	41,757	946,213
Twitter, Inc.*	12,676	555,716
Total Communications		5,574,447
Consumer, Cyclical - 2.5%
Tenneco, Inc. — Class A*	83,246	1,447,648
Spirit Airlines, Inc.*,1	59,579	1,121,277
iRobot Corp.*,1	11,007	620,024
Total Consumer, Cyclical		3,188,949
Basic Materials - 1.5%
Rogers Corp.*,1	5,111	1,236,249
Yamana Gold, Inc.	134,978	611,450
Total Basic Materials		1,847,699
Utilities - 1.1%
South Jersey Industries, Inc.[1]	41,926	1,401,167
Industrial - 1.0%
Atlas Air Worldwide Holdings, Inc.*	12,839	1,227,023
Energy - 0.8%
Shell Midstream Partners, LP	41,320	653,269
Infrastructure and Energy Alternatives, Inc.*	28,464	385,403
Total Energy		1,038,672
Total Common Stocks
(Cost $41,983,079)		40,612,042

MASTER LIMITED PARTNERSHIPS† - 0.0%
Energy - 0.0%
Energy Transfer, LP	–	5
Total Master Limited Partnerships
(Cost $4)		5

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	42,000	–
Alexion Pharmaceuticals, Inc.*	34,843	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1)		–

MUTUAL FUNDS† - 11.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	674,462	6,468,094
Guggenheim Strategy Fund II2	269,618	6,462,745
Guggenheim Strategy Fund III[2]	79,031	1,898,331
Total Mutual Funds
(Cost $15,386,814)		14,829,170

CLOSED-END FUNDS† - 5.8%
Invesco Senior Income Trust	63,438	235,990
Nuveen Credit Strategies Income Fund	45,430	232,147
BlackRock Resources & Commodities Strategy Trust	26,078	226,618
Tri-Continental Corp.	8,856	226,359
Adams Diversified Equity Fund, Inc.	15,238	222,018
Nuveen New York AMT-Free Quality Municipal Income Fund	22,342	219,398
Aberdeen Total Dynamic Dividend Fund	30,570	218,270
Gabelli Dividend & Income Trust	11,545	216,122
Royce Micro-Capital Trust, Inc.	27,057	214,562
Virtus Convertible & Income Fund II3	72,661	204,904
BlackRock California Municipal Income Trust	18,989	195,207
General American Investors Company, Inc.	5,379	182,079
Nuveen Real Asset Income and Growth Fund	15,665	174,665
Nuveen Floating Rate Income Opportunity Fund	20,714	166,955
MFS Municipal Income Trust	32,496	157,281
BlackRock MuniYield Fund, Inc.	15,251	151,595
BNY Mellon High Yield Strategies Fund	71,564	151,000
Apollo Senior Floating Rate Fund, Inc.	12,029	150,483

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
CLOSED-END FUNDS† - 5.8% (continued)
DWS Municipal Income Trust	16,894	$140,558
Pioneer Municipal High Income Fund Trust	16,658	136,762
Pioneer Municipal High Income Advantage Fund, Inc.	18,052	136,293
PGIM High Yield Bond Fund, Inc.	11,587	133,714
BlackRock MuniHoldings New York Quality Fund, Inc.	13,268	130,026
Eaton Vance California Municipal Bond Fund	14,084	119,855
First Trust Dynamic Europe Equity Income Fund[3]	11,365	108,422
LMP Capital and Income Fund, Inc.	9,567	107,820
Ellsworth Growth and Income Fund Ltd.	12,426	99,532
Western Asset Managed Municipals Fund, Inc.	9,940	96,418
abrdn Global Dynamic Dividend	10,510	88,809
Eaton Vance New York Municipal Bond Fund	9,850	83,232
Invesco Trust for Investment Grade New York Municipals	8,431	80,600
Voya Infrastructure Industrials and Materials Fund	8,924	78,888
Nuveen Short Duration Credit Opportunities Fund	5,807	68,697
Bancroft Fund Ltd.	3,905	65,292
Invesco Pennsylvania Value Municipal Income Trust	6,740	65,054
Nuveen Ohio Quality Municipal Income Fund	5,258	61,782
Nuveen New York Quality Municipal Income Fund	5,800	60,726
BlackRock MuniYield New York Quality Fund, Inc.	6,318	59,579
Apollo Tactical Income Fund, Inc.	4,929	58,064
Gabelli Healthcare & WellnessRx Trust	6,086	57,817
Federated Hermes Premier Municipal Income Fund	5,171	53,468
Eaton Vance California Municipal Income Trust	5,380	51,648
MFS High Income Municipal Trust	14,879	50,142
First Trust High Income Long/Short Fund	4,496	48,737
Nuveen New Jersey Quality Municipal Income Fund	4,208	46,330
BNY Mellon Municipal Income, Inc.	7,517	45,177
Nuveen Pennsylvania Quality Municipal Income Fund	3,896	42,739
Morgan Stanley Emerging Markets Debt Fund, Inc.	6,392	39,375
Neuberger Berman California Municipal Fund, Inc.	3,641	38,230
MFS High Yield Municipal Trust	12,183	36,671
Western Asset Municipal Partners Fund, Inc.	3,108	34,810
Swiss Helvetia Fund, Inc.	4,382	29,754
Neuberger Berman New York Municipal Fund, Inc.	3,166	29,285
abrdn Japan Equity Fund, Inc.	5,533	27,776
Herzfeld Caribbean Basin Fund, Inc.	7,151	25,957
Tortoise Power and Energy Infrastructure Fund, Inc.	1,793	22,395
Western Asset Intermediate Muni Fund, Inc.	2,647	19,455
DWS Strategic Municipal Income Trust	2,334	18,462
Mexico Fund, Inc.	1,381	17,994
New Germany Fund, Inc.	2,545	17,713
First Trust/abrdn Emerging Opp	1,830	16,350
MFS Intermediate Income Trust	5,591	15,711
Nuveen New York Municipal Value Fund	1,909	15,577
MFS Investment Grade Municipal Trust	2,304	15,506
Putnam Premier Income Trust	4,330	15,501
Insight Select Income Fund	1,008	15,493
Tekla Life Sciences Investors	1,131	15,449
Nuveen Select Maturities Municipal Fund	1,739	15,407
Source Capital, Inc.	440	15,400
Eaton Vance Floating-Rate Income Trust	1,352	15,359
Saba Capital Income & Opportunities Fund	1,941	15,353
Nuveen AMT-Free Municipal Value Fund	1,169	15,349
Nuveen Municipal Income Fund, Inc.	1,761	15,303
Nuveen Floating Rate Income Fund/Closed-end Fund	1,885	15,287
Tekla Healthcare Opportunities Fund	841	15,239
Western Asset Municipal High Income Fund, Inc.	2,444	15,153
KKR Income Opportunities Fund	1,322	15,124
Invesco Bond Fund	1,046	15,073
Nuveen Massachusetts Quality Municipal Income Fund	1,417	15,063
Western Asset High Income Opportunity Fund, Inc.	4,091	15,055
Western Asset Investment Grade Income Fund, Inc.	1,344	15,039
MFS Charter Income Trust	2,519	14,988
MFS Multimarket Income Trust	3,533	14,945
BlackRock Municipal Income Fund, Inc.	1,375	14,932
Eaton Vance Municipal Bond Fund	1,542	14,926
BlackRock Floating Rate Income Strategies Fund, Inc.	1,354	14,908
BNY Mellon Strategic Municipals, Inc.	2,451	14,902
Western Asset Global High Income Fund, Inc.	2,261	14,832
Allspring Income Opportunities	2,390	14,818
BlackRock MuniVest Fund, Inc.	2,230	14,807

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
CLOSED-END FUNDS† - 5.8% (continued)
AllianceBernstein National Municipal Income Fund, Inc.	1,426	$14,773
Invesco Quality Municipal Income Trust	1,618	14,772
Nuveen California Quality Municipal Income Fund	1,345	14,755
Pioneer High Income Fund, Inc.	2,283	14,748
BlackRock MuniYield Quality Fund III, Inc.	1,412	14,727
BlackRock Municipal Income Trust II	1,471	14,710
PGIM Global High Yield Fund, Inc.	1,387	14,674
Franklin Limited Duration Income Trust	2,369	14,640
BlackRock MuniYield Quality Fund, Inc.	1,324	14,630
Pioneer Diversified High Income Fund, Inc.	1,418	14,620
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,636	14,617
Nuveen Quality Municipal Income Fund	1,327	14,597
Credit Suisse High Yield Bond Fund	8,287	14,585
Nuveen Preferred & Income Securities Fund	2,215	14,553
Miller/Howard High Dividend Fund	1,604	14,548
Western Asset Inflation - Linked Securities & Income Fund	1,624	14,535
BlackRock Municipal Income Trust	1,524	14,524
Barings Global Short Duration High Yield Fund	1,188	14,518
BlackRock MuniVest Fund II, Inc.	1,438	14,509
BlackRock New York Municipal Income Trust	1,483	14,504
Invesco California Value Municipal Income Trust	1,612	14,492
Sprott Focus Trust, Inc.	2,101	14,476
Invesco High Income Trust II	1,479	14,450
Nuveen AMT-Free Quality Municipal Income Fund	1,363	14,448
Western Asset Inflation-Linked Opportunities & Income Fund	1,591	14,430
BlackRock MuniHoldings Fund, Inc.	1,280	14,400
First Trust Aberdeen Global Opportunity Income Fund	2,634	14,382
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,887	14,379
BNY Mellon Strategic Municipal Bond Fund, Inc.	2,539	14,371
Nuveen Georgia Quality Municipal Income Fund	1,502	14,344
Nuveen Municipal Credit Income Fund	1,261	14,338
Nuveen Global High Income Fund	1,356	14,292
DTF Tax-Free Income 2028 Term Fund, Inc.	1,285	14,264
Western Asset Emerging Markets Debt Fund, Inc.	1,782	14,220
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,788	14,173
Delaware Investments Dividend & Income Fund, Inc.	1,903	13,835
Principal Real Estate Income Fund	1,243	13,723
Virtus Convertible & Income Fund	4,218	13,498
Virtus Total Return Fund, Inc.	2,142	13,345
Gabelli Global Small and Mid Capital Value Trust	1,333	12,704
Korea Fund, Inc.	620	11,910
Nuveen New York Select Tax-Free Income Portfolio	888	9,848
Royce Global Value Trust, Inc.	1,154	9,255
European Equity Fund, Inc.	1,153	7,160
New Ireland Fund, Inc.	309	2,030
Total Closed-End Funds
(Cost $8,551,029)		7,351,866

	Face Amount
U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bills
2.30% due 10/04/22[4]	$9,000,000	8,999,396
2.70% due 11/08/22[4,5]	5,212,000	5,197,882
Total U.S. Treasury Bills
(Cost $14,195,086)		14,197,278

REPURCHASE AGREEMENTS††,6 - 35.5%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[1]	25,388,735	25,388,735
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[1]	9,764,898	9,764,898
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[1]	9,475,865	9,475,865
Total Repurchase Agreements
(Cost $44,629,498)		44,629,498

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[8]	83,050	83,050
Total Securities Lending Collateral
(Cost $83,050)		83,050
Total Investments - 96.9%
(Cost $124,828,561)		$121,702,909

COMMON STOCKS SOLD SHORT† - (3.1)%
Consumer, Cyclical - 0.0%
DraftKings, Inc. — Class A*	1	(15)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS SOLD SHORT† - (3.1)% (continued)
Consumer, Non-cyclical - 0.0%
QuidelOrtho Corp.*	1	$(71)
Industrial - (0.1)%
Coherent Corp.*	1	(35)
MasTec, Inc.*	1,373	(87,185)
Total Industrial		(87,220)
Basic Materials - (0.5)%
Gold Fields Ltd. ADR	80,987	(655,185)
Technology - (1.2)%
Entegris, Inc.	1	(106)
Broadcom, Inc.	1,269	(563,449)
Unity Software, Inc.*	26,572	(846,584)
Total Technology		(1,410,139)
Financial - (1.3)%
Raymond James Financial, Inc.	1	(99)
Columbia Banking System, Inc.	8,710	(251,632)
New York Community Bancorp, Inc.	61,933	(528,289)
Prologis, Inc.	8,650	(878,840)
Total Financial		(1,658,860)
Total Common Stocks Sold Short
(Proceeds $4,672,053)		(3,811,490)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.8)%
iShares Mortgage Real Estate ETF	41	(859)
iShares Latin America 40 ETF	48	(1,138)
SPDR Gold Shares — Class D	15	(2,320)
iShares U.S. Real Estate ETF	74	(6,025)
Utilities Select Sector SPDR Fund	94	(6,158)
SPDR S&P Biotech ETF*	84	(6,663)
Energy Select Sector SPDR Fund	116	(8,354)
iShares Preferred & Income Securities ETF	315	(9,976)
iShares iBoxx $ Investment Grade Corporate Bond ETF	181	(18,544)
iShares TIPS Bond ETF*	246	(25,805)
VanEck Gold Miners ETF	1,176	(28,365)
iShares Core High Dividend ETF	439	(40,076)
Health Care Select Sector SPDR Fund	579	(70,123)
iShares 7-10 Year Treasury Bond ETF	1,479	(141,969)
iShares Russell 1000 Growth ETF	873	(183,679)
iShares Agency Bond ETF	2,477	(263,801)
iShares Floating Rate Bond ETF	5,303	(266,582)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	6,105	(292,552)
SPDR Bloomberg Convertible Securities ETF	5,571	(352,644)
iShares Russell 2000 Index ETF	2,173	(358,371)
iShares National Muni Bond ETF	3,573	(366,518)
iShares Russell 1000 Value ETF	3,437	(467,398)
SPDR S&P 500 ETF Trust	1,570	(560,773)
SPDR Nuveen Bloomberg Municipal Bond ETF	14,566	(640,758)
Schwab U.S. Aggregate Bond ETF	17,701	(802,032)
iShares MSCI EAFE ETF	16,536	(926,181)
Invesco Senior Loan ETF	58,052	(1,172,070)
iShares iBoxx High Yield Corporate Bond ETF	21,184	(1,512,326)
Total Exchange-Traded Funds Sold Short
(Proceeds $9,802,857)		(8,532,060)
Total Securities Sold Short - (9.9)%
(Proceeds $14,474,910)		$(12,343,550)
Other Assets & Liabilities, net - 13.0%		16,308,915
Total Net Assets - 100.0%		$125,668,274

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	207	Dec 2022	$6,212,070	$574,668
CBOE Volatility Index Futures Contracts	6	Nov 2022	186,120	21,130
Dow Jones Industrial Average Index Mini Futures Contracts	33	Dec 2022	4,749,690	(7,043)
NASDAQ-100 Index Mini Futures Contracts	12	Dec 2022	2,647,320	(72,569)
Russell 2000 Index Mini Futures Contracts	36	Dec 2022	3,004,560	(84,840)
S&P 500 Index Mini Futures Contracts	18	Dec 2022	3,237,525	(94,845)
			$20,037,285	$336,501

Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	37	Dec 2022	$4,786,827	$24,504
Long Gilt Futures Contracts††	5	Dec 2022	536,869	15,862

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased† (continued)
Euro - BTP Italian Government Bond Futures Contracts††	56	Dec 2022	$6,148,309	$(22,459)
			$11,472,005	$17,907

Currency Futures Contracts Purchased†
British Pound Futures Contracts	57	Dec 2022	$3,981,450	$102,694
Japanese Yen Futures Contracts	23	Dec 2022	2,002,725	(18,877)
Canadian Dollar Futures Contracts	27	Dec 2022	1,955,070	(23,440)
New Zealand Dollar Futures Contracts	91	Dec 2022	5,094,180	(325,323)
			$13,033,425	$(264,946)

Commodity Futures Contracts Purchased†
Hard Red Winter Wheat Futures Contracts	10	Dec 2022	$496,125	$46,078
Gasoline RBOB Futures Contracts	28	Nov 2022	2,680,339	42,265
Soybean Oil Futures Contracts	10	Dec 2022	367,980	21,234
Soybean Meal Futures Contracts	26	Dec 2022	1,047,800	20,135
WTI Crude Futures Contracts	1	Dec 2022	77,920	387
CBOE Volatility Index Futures Contracts	4	Oct 2022	125,400	(11)
NY Harbor ULSD Futures Contracts	3	Oct 2022	408,139	(2,817)
Soybean Futures Contracts	9	Nov 2022	614,700	(4,170)
WTI Crude Futures Contracts	2	Oct 2022	159,400	(4,905)
Gasoline RBOB Futures Contracts	2	Oct 2022	199,248	(7,540)
Sugar #11 Futures Contracts	90	Jun 2023	1,664,208	(14,349)
Brent Crude Futures Contracts	3	Oct 2022	256,050	(23,432)
Sugar #11 Futures Contracts	100	Apr 2023	1,893,920	(31,184)
Natural Gas Futures Contracts	31	Dec 2022	2,249,980	(34,799)
Lean Hogs Futures Contracts	13	Dec 2022	397,280	(36,293)
LME Nickel Futures Contracts	2	Nov 2022	252,660	(38,679)
Coffee 'C' Futures Contracts	8	Dec 2022	662,850	(41,493)
Natural Gas Futures Contracts	7	Oct 2022	475,650	(77,438)
Low Sulphur Gas Oil Futures Contracts	29	Dec 2022	2,612,175	(98,092)
Live Cattle Futures Contracts	109	Dec 2022	6,409,200	(159,141)
			$23,051,024	$(444,244)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	164	Dec 2022	$20,933,575	$744,107
Australian Dollar Futures Contracts	61	Dec 2022	3,906,440	256,358
Euro FX Futures Contracts	11	Dec 2022	1,354,994	5,769
			$26,195,009	$1,006,234

Commodity Futures Contracts Sold Short†
Live Cattle Futures Contracts	142	Apr 2023	$8,768,500	$230,128
Gasoline RBOB Futures Contracts	30	Dec 2022	2,815,974	101,354
Low Sulphur Gas Oil Futures Contracts	23	Nov 2022	2,164,875	87,977
Gold 100 oz. Futures Contracts	10	Dec 2022	1,669,800	80,480
Silver Futures Contracts	7	Dec 2022	665,350	57,199
Sugar #11 Futures Contracts	155	Feb 2023	3,064,040	52,663
Cocoa Futures Contracts	54	Dec 2022	1,264,680	51,670
Copper Futures Contracts	7	Dec 2022	594,650	41,142
Natural Gas Futures Contracts	31	Nov 2022	2,195,730	36,191
LME Primary Aluminum Futures Contracts	15	Nov 2022	807,468	33,786
Cattle Feeder Futures Contracts	45	Jan 2023	3,948,187	16,091
LME Zinc Futures Contracts	5	Nov 2022	375,125	9,948
Cotton #2 Futures Contracts	1	Dec 2022	42,670	5,960
Corn Futures Contracts	2	Dec 2022	67,800	(544)
LME Lead Futures Contracts	19	Nov 2022	908,604	(6,592)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Wheat Futures Contracts	10	Dec 2022	$461,625	$(53,480)
			$29,815,078	$743,973

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	180	Dec 2022	$16,064,631	$200,550
U.S. Treasury 10 Year Note Futures Contracts	71	Dec 2022	7,956,437	152,757
U.S. Treasury Ultra Long Bond Futures Contracts	6	Dec 2022	819,938	1,834
Euro - 30 year Bond Futures Contracts	4	Dec 2022	574,027	825
U.S. Treasury Long Bond Futures Contracts	7	Dec 2022	885,719	(1,137)
Australian Government 10 Year Bond Futures Contracts	7	Dec 2022	524,608	(1,147)
			$26,825,360	$353,682

Equity Futures Contracts Sold Short†
DAX Index Futures Contracts	2	Dec 2022	$587,670	$70,877
SPI 200 Index Futures Contracts	12	Dec 2022	1,244,867	69,518
IBEX 35 Index Futures Contracts††	10	Oct 2022	712,631	65,481
Euro STOXX 50 Index Futures Contracts	16	Dec 2022	513,418	58,043
CAC 40 10 Euro Index Futures Contracts	11	Oct 2022	613,501	41,802
OMX Stockholm 30 Index Futures Contracts††	33	Oct 2022	531,875	40,251
FTSE MIB Index Futures Contracts	5	Dec 2022	497,525	39,177
S&P/TSX 60 IX Index Futures Contracts	5	Dec 2022	808,178	33,301
Amsterdam Index Futures Contracts	3	Oct 2022	372,361	22,827
FTSE 100 Index Futures Contracts	1	Dec 2022	76,396	4,452
CBOE Volatility Index Futures Contracts	21	Mar 2023	633,150	(1,360)
CBOE Volatility Index Futures Contracts	60	Feb 2023	1,815,600	(6,855)
CBOE Volatility Index Futures Contracts	202	Jan 2023	6,195,340	(131,936)
			$14,602,512	$305,578

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$12,606,036	$(1,624,658)

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	12,606,076	(1,632,192)

Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	13,230,838	(1,923,679)

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	13,231,137	(1,942,312)
						$51,674,087	$(7,122,841)

OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	2.78% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$13,082,029	$3,293,550
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	2.86% (Federal Funds Rate - 0.22%)	At Maturity	05/06/24	13,013,296	3,261,582
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	2.78% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	7,908,534	1,498,244
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	2.88% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	7,754,692	1,480,731
						$41,758,551	$9,534,107

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Regeneron Pharmaceuticals, Inc.	126	0.73%	$15,655
Vertex Pharmaceuticals, Inc.	188	0.46%	12,550
Bristol-Myers Squibb Co.	2,083	1.17%	9,311
Amphastar Pharmaceuticals, Inc.	1,392	0.31%	7,946
AbbVie, Inc.	909	0.97%	5,162
Merck & Company, Inc.	752	0.51%	4,312
Eli Lilly & Co.	178	0.46%	2,270
Archer-Daniels-Midland Co.	1,347	0.86%	1,991
Globus Medical, Inc. — Class A	487	0.23%	(319)
Prestige Consumer Healthcare, Inc.	2,108	0.83%	(587)
Varex Imaging Corp.	5,390	0.90%	(1,541)
Medtronic plc	470	0.30%	(2,562)
Hain Celestial Group, Inc.	1,551	0.21%	(2,784)
Quest Diagnostics, Inc.	228	0.22%	(3,092)
Universal Corp.	988	0.36%	(3,269)
Innoviva, Inc.	4,245	0.39%	(5,155)
CVS Health Corp.	1,007	0.76%	(5,245)
Global Payments, Inc.	294	0.25%	(6,155)
Conagra Brands, Inc.	4,203	1.09%	(6,555)
Viatris, Inc.	3,852	0.26%	(6,727)
Altria Group, Inc.	2,378	0.76%	(6,842)
SpartanNash Co.	2,199	0.51%	(7,511)
Reynolds Consumer Products, Inc.	4,055	0.84%	(8,267)
United Therapeutics Corp.	459	0.76%	(8,302)
Quanex Building Products Corp.	1,871	0.27%	(8,512)
Ingredion, Inc.	955	0.61%	(9,040)
Johnson & Johnson	882	1.14%	(9,056)
John B Sanfilippo & Son, Inc.	1,811	1.09%	(9,581)
Ironwood Pharmaceuticals, Inc. — Class A	13,565	1.11%	(9,694)
Post Holdings, Inc.	1,441	0.94%	(10,131)
Perdoceo Education Corp.	11,787	0.96%	(10,723)
EVERTEC, Inc.	949	0.24%	(11,330)
Hologic, Inc.	2,145	1.10%	(12,470)
Amgen, Inc.	592	1.06%	(13,081)
Avery Dennison Corp.	760	0.98%	(15,842)
Colgate-Palmolive Co.	1,844	1.03%	(19,336)
Philip Morris International, Inc.	1,221	0.80%	(19,714)
Vanda Pharmaceuticals, Inc.	5,567	0.44%	(19,718)
Mondelez International, Inc. — Class A	2,384	1.04%	(22,678)
Sotera Health Co.	2,612	0.14%	(24,083)
Integra LifeSciences Holdings Corp.	2,008	0.67%	(25,249)
Pilgrim's Pride Corp.	4,599	0.84%	(26,586)
Eagle Pharmaceuticals, Inc.	2,010	0.42%	(31,197)
Tyson Foods, Inc. — Class A	1,710	0.89%	(34,960)
USANA Health Sciences, Inc.	1,958	0.87%	(43,468)
Total Consumer, Non-cyclical			(402,165)
Technology
Rambus, Inc.	2,821	0.57%	12,465
CSG Systems International, Inc.	583	0.24%	4,520
NetApp, Inc.	662	0.32%	3,890
IPG Photonics Corp.	590	0.39%	(2,634)
Amkor Technology, Inc.	1,790	0.24%	(2,799)
Synaptics, Inc.	260	0.20%	(3,403)
Hewlett Packard Enterprise Co.	2,861	0.27%	(3,557)
Lumentum Holdings, Inc.	381	0.21%	(3,930)
Fiserv, Inc.	340	0.25%	(3,988)
Diodes, Inc.	1,716	0.88%	(6,206)
ACI Worldwide, Inc.	1,942	0.32%	(10,696)
Cirrus Logic, Inc.	1,283	0.70%	(17,043)
Texas Instruments, Inc.	698	0.86%	(19,186)
SS&C Technologies Holdings, Inc.	2,620	0.99%	(30,942)
Total Technology			(83,509)
Basic Materials
FMC Corp.	307	0.26%	(651)
NewMarket Corp.	221	0.53%	(1,387)
Ingevity Corp.	628	0.30%	(2,339)
Westlake Corp.	332	0.23%	(3,153)
Nucor Corp.	448	0.38%	(4,599)
American Vanguard Corp.	1,954	0.29%	(4,749)
Steel Dynamics, Inc.	1,079	0.61%	(7,115)
Balchem Corp.	768	0.74%	(8,467)
Mercer International, Inc.	2,309	0.23%	(8,741)
Huntsman Corp.	1,521	0.30%	(12,636)
AdvanSix, Inc.	1,220	0.31%	(13,136)
LyondellBasell Industries N.V. — Class A	831	0.50%	(17,301)
Eastman Chemical Co.	1,388	0.78%	(30,778)
Minerals Technologies, Inc.	2,219	0.87%	(36,065)
Total Basic Materials			(151,117)
Industrial
Vishay Intertechnology, Inc.	5,532	0.78%	2,696
EMCOR Group, Inc.	562	0.51%	(140)
Dorian LPG Ltd.	2,700	0.29%	(145)
Sanmina Corp.	839	0.31%	(934)
EnPro Industries, Inc.	747	0.50%	(1,983)
Agilent Technologies, Inc.	222	0.21%	(2,120)
Lennox International, Inc.	114	0.20%	(2,369)
TTM Technologies, Inc.	2,523	0.26%	(4,546)
Arrow Electronics, Inc.	553	0.40%	(4,794)
Louisiana-Pacific Corp.	681	0.28%	(5,111)
Timken Co.	1,236	0.58%	(6,157)
Packaging Corporation of America	306	0.27%	(6,991)
Snap-on, Inc.	569	0.91%	(7,289)
AptarGroup, Inc.	941	0.71%	(9,437)
Insteel Industries, Inc.	1,112	0.23%	(10,180)
Energizer Holdings, Inc.	2,722	0.54%	(11,854)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Albany International Corp. — Class A	1,142	0.71%	$(13,827)
OSI Systems, Inc.	1,666	0.95%	(14,088)
Sonoco Products Co.	1,969	0.89%	(14,692)
Standex International Corp.	1,498	0.97%	(15,449)
Knowles Corp.	3,534	0.34%	(17,756)
Eagle Materials, Inc.	1,075	0.91%	(18,713)
Barnes Group, Inc.	4,592	1.05%	(21,890)
Westrock Co.	3,210	0.79%	(29,352)
Sturm Ruger & Company, Inc.	2,016	0.81%	(37,233)
Total Industrial			(254,354)
Consumer, Cyclical
Papa John's International, Inc.	357	0.20%	(4,075)
GMS, Inc.	982	0.31%	(4,811)
Allison Transmission Holdings, Inc.	2,181	0.58%	(6,952)
McDonald's Corp.	254	0.46%	(7,104)
Home Depot, Inc.	412	0.90%	(7,683)
Boyd Gaming Corp.	1,316	0.50%	(9,927)
Methode Electronics, Inc.	2,119	0.62%	(10,093)
Haverty Furniture Companies, Inc.	2,945	0.58%	(11,359)
Brunswick Corp.	1,448	0.75%	(17,919)
G-III Apparel Group Ltd.	3,798	0.45%	(21,067)
Total Consumer, Cyclical			(100,990)
Communications
Viavi Solutions, Inc.	6,971	0.72%	(212)
T-Mobile US, Inc.	804	0.86%	(804)
Alphabet, Inc. — Class C	562	0.43%	(5,261)
VeriSign, Inc.	440	0.61%	(5,545)
Cisco Systems, Inc.	1,229	0.39%	(6,088)
Meta Platforms, Inc. — Class A	698	0.75%	(14,218)
Gogo, Inc.	4,315	0.41%	(25,740)
Verizon Communications, Inc.	3,012	0.91%	(38,396)
InterDigital, Inc.	2,170	0.70%	(52,028)
Total Communications			(148,292)
Energy
HF Sinclair Corp.	1,799	0.77%	2,144
Marathon Petroleum Corp.	1,084	0.85%	1,799
Equitrans Midstream Corp.	6,614	0.39%	(423)
REX American Resources Corp.	1,442	0.32%	(1,478)
CVR Energy, Inc.	1,116	0.26%	(3,156)
Valero Energy Corp.	787	0.67%	(4,080)
ONEOK, Inc.	586	0.24%	(5,149)
Phillips 66	1,387	0.89%	(7,099)
Williams Companies, Inc.	1,638	0.37%	(7,380)
Targa Resources Corp.	999	0.48%	(7,866)
DT Midstream, Inc.	2,158	0.89%	(8,651)
Kinder Morgan, Inc.	7,064	0.93%	(9,394)
Exxon Mobil Corp.	904	0.63%	(10,657)
Antero Midstream Corp.	11,846	0.86%	(12,409)
Chevron Corp.	809	0.92%	(14,432)
SunCoke Energy, Inc.	6,637	0.31%	(16,551)
Total Energy			(104,782)
Financial
S&T Bancorp, Inc.	4,912	1.14%	4,502
NMI Holdings, Inc. — Class A	1,815	0.29%	3,137
Everest Re Group Ltd.	198	0.41%	1,508
Associated Banc-Corp.	7,320	1.17%	810
Getty Realty Corp.	2,251	0.48%	(35)
Bank of Hawaii Corp.	558	0.34%	(916)
PennyMac Financial Services, Inc.	774	0.26%	(3,431)
Preferred Bank/Los Angeles CA	1,770	0.92%	(6,305)
Marcus & Millichap, Inc.	1,298	0.34%	(6,371)
Hilltop Holdings, Inc.	2,044	0.40%	(7,520)
Renasant Corp.	4,470	1.11%	(9,754)
National Bank Holdings Corp. — Class A	2,821	0.83%	(10,801)
Pathward Financial, Inc.	919	0.24%	(10,990)
Central Pacific Financial Corp.	2,965	0.49%	(15,002)
BankUnited, Inc.	4,062	1.10%	(16,317)
Stewart Information Services Corp.	1,311	0.45%	(16,669)
Highwoods Properties, Inc.	1,782	0.38%	(18,212)
Eagle Bancorp, Inc.	3,078	1.09%	(23,006)
Global Net Lease, Inc.	10,327	0.87%	(37,481)
Office Properties Income Trust	5,745	0.64%	(37,693)
Total Financial			(210,540)
Utilities
Otter Tail Corp.	1,009	0.49%	(2,455)
Chesapeake Utilities Corp.	798	0.73%	(6,955)
Avista Corp.	2,848	0.84%	(10,600)
PPL Corp.	3,934	0.79%	(14,855)
MGE Energy, Inc.	1,483	0.77%	(16,234)
Duke Energy Corp.	1,061	0.78%	(17,594)
NorthWestern Corp.	1,646	0.64%	(17,865)
WEC Energy Group, Inc.	1,098	0.78%	(17,950)
Portland General Electric Co.	2,402	0.83%	(18,360)
NiSource, Inc.	3,850	0.77%	(19,224)
UGI Corp.	2,993	0.77%	(26,817)
Total Utilities			(168,909)
Total GS Long/Short Equity Long Custom Basket			$(1,624,658)

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
TransUnion	1,928	(1.47)%	55,450
Equifax, Inc.	477	(1.05)%	30,007
ASGN, Inc.	1,066	(1.24)%	25,947
Verisk Analytics, Inc. — Class A	664	(1.46)%	18,526
Viad Corp.	2,108	(0.86)%	16,675
ABM Industries, Inc.	2,524	(1.24)%	14,402
Patterson Companies, Inc.	2,245	(0.70)%	13,539
CoStar Group, Inc.	858	(0.77)%	12,803
Cintas Corp.	298	(1.49)%	10,999
FTI Consulting, Inc.	185	(0.40)%	3,087

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Quanta Services, Inc.	506	(0.83)%	$3,030
Driven Brands Holdings, Inc.	2,883	(1.04)%	676
Robert Half International, Inc.	453	(0.45)%	345
Total Consumer, Non-cyclical			205,486
Financial
Howard Hughes Corp.	1,479	(1.06)%	48,503
Welltower, Inc.	1,827	(1.52)%	43,551
Signature Bank	528	(1.03)%	41,534
Outfront Media, Inc.	3,691	(0.72)%	36,604
Equinix, Inc.	198	(1.45)%	34,222
Sun Communities, Inc.	670	(1.17)%	30,424
Crown Castle, Inc.	733	(1.37)%	26,909
Rexford Industrial Realty, Inc.	2,005	(1.34)%	26,607
Kite Realty Group Trust	6,426	(1.43)%	26,502
Western Alliance Bancorporation	1,160	(0.98)%	26,468
State Street Corp.	989	(0.78)%	26,445
Americold Realty Trust, Inc.	3,092	(0.98)%	25,609
Invitation Homes, Inc.	3,773	(1.64)%	24,736
KKR & Company, Inc. — Class A	1,868	(1.04)%	21,544
Digital Realty Trust, Inc.	813	(1.04)%	20,804
Realty Income Corp.	1,396	(1.05)%	19,719
Apollo Global Management, Inc.	1,787	(1.07)%	19,590
Ares Management Corp. — Class A	1,192	(0.95)%	18,127
BlackRock, Inc. — Class A	141	(1.00)%	17,209
Ryman Hospitality Properties, Inc.	1,218	(1.16)%	17,152
Iron Mountain, Inc.	2,503	(1.42)%	16,900
Invesco Ltd.	5,772	(1.02)%	16,074
Bank of America Corp.	2,400	(0.93)%	15,842
SBA Communications Corp.	297	(1.09)%	14,286
American Tower Corp. — Class A	360	(1.00)%	14,024
Kennedy-Wilson Holdings, Inc.	1,818	(0.36)%	13,778
Equitable Holdings, Inc.	4,259	(1.45)%	12,823
Extra Space Storage, Inc.	375	(0.84)%	11,812
First Republic Bank	376	(0.63)%	11,097
SLM Corp.	1,978	(0.36)%	10,657
Ventas, Inc.	1,270	(0.66)%	10,530
Northern Trust Corp.	760	(0.84)%	10,518
Xenia Hotels & Resorts, Inc.	2,221	(0.39)%	9,649
Independence Realty Trust, Inc.	2,368	(0.51)%	9,097
Public Storage	183	(0.69)%	8,839
Marsh & McLennan Companies, Inc.	544	(1.05)%	8,297
Alexandria Real Estate Equities, Inc.	591	(1.07)%	7,969
Wells Fargo & Co.	1,836	(0.95)%	7,414
CBRE Group, Inc. — Class A	626	(0.54)%	6,524
Life Storage, Inc.	327	(0.47)%	6,505
Morgan Stanley	1,318	(1.34)%	6,490
Intercontinental Exchange, Inc.	527	(0.61)%	5,933
Progressive Corp.	538	(0.81)%	5,174
Popular, Inc.	950	(0.88)%	5,126
Comerica, Inc.	1,195	(1.10)%	4,508
Assurant, Inc.	238	(0.45)%	3,783
Mid-America Apartment Communities, Inc.	178	(0.36)%	2,545
Allstate Corp.	316	(0.51)%	(76)
Cullen/Frost Bankers, Inc.	355	(0.61)%	(230)
Charles Schwab Corp.	880	(0.82)%	(403)
Arthur J Gallagher & Co.	242	(0.53)%	(1,515)
LPL Financial Holdings, Inc.	327	(0.92)%	(10,885)
Total Financial			795,344
Consumer, Cyclical
MillerKnoll, Inc.	3,937	(0.79)%	74,878
American Airlines Group, Inc.	5,614	(0.87)%	23,971
Healthcare Services Group, Inc.	4,390	(0.68)%	19,822
CarMax, Inc.	463	(0.39)%	15,317
Copart, Inc.	1,234	(1.69)%	14,087
Genuine Parts Co.	890	(1.71)%	10,448
Hilton Worldwide Holdings, Inc.	407	(0.63)%	9,843
Dana, Inc.	2,769	(0.41)%	9,046
Live Nation Entertainment, Inc.	528	(0.52)%	7,488
Delta Air Lines, Inc.	2,017	(0.73)%	7,141
Southwest Airlines Co.	850	(0.34)%	6,862
Lear Corp.	320	(0.49)%	5,610
Tesla, Inc.	94	(0.32)%	3,902
Floor & Decor Holdings, Inc. — Class A	566	(0.51)%	3,220
WESCO International, Inc.	457	(0.70)%	1,657
Royal Caribbean Cruises Ltd.	825	(0.40)%	(1,616)
Las Vegas Sands Corp.	1,488	(0.72)%	(2,112)
Total Consumer, Cyclical			209,564
Energy
Patterson-UTI Energy, Inc.	4,255	(0.64)%	23,342
Helmerich & Payne, Inc.	1,722	(0.82)%	16,973
Baker Hughes Co.	3,517	(0.95)%	13,792
Hess Corp.	785	(1.10)%	7,062
NexTier Oilfield Solutions, Inc.	5,153	(0.49)%	6,705
ChampionX Corp.	1,968	(0.50)%	3,453
Liberty Energy, Inc. — Class A	3,371	(0.55)%	3,369
Continental Resources, Inc.	581	(0.50)%	797
Valaris Ltd.	1,079	(0.68)%	709
Schlumberger N.V.	2,592	(1.20)%	437
Equities Corp.	981	(0.52)%	(4,991)
EOG Resources, Inc.	982	(1.41)%	(8,144)
Total Energy			63,504
Industrial
Stanley Black & Decker, Inc.	816	(0.79)%	28,509
Stericycle, Inc.	723	(0.39)%	23,176
Boeing Co.	594	(0.93)%	22,239
Jacobs Solutions, Inc.	960	(1.34)%	19,350

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Old Dominion Freight Line, Inc.	302	(0.97)%	$12,658
CSX Corp.	2,232	(0.77)%	12,128
Waste Management, Inc.	729	(1.51)%	9,326
Union Pacific Corp.	249	(0.63)%	8,356
MSA Safety, Inc.	523	(0.74)%	8,333
Eaton Corporation plc	1,037	(1.78)%	6,934
CH Robinson Worldwide, Inc.	311	(0.39)%	3,947
Exponent, Inc.	927	(1.05)%	3,313
TransDigm Group, Inc.	54	(0.37)%	751
Casella Waste Systems, Inc. — Class A	1,244	(1.23)%	(44)
Total Industrial			158,976
Utilities
Dominion Energy, Inc.	1,739	(1.55)%	24,499
Public Service Enterprise Group, Inc.	822	(0.60)%	7,633
Total Utilities			32,132
Technology
MSCI, Inc. — Class A	116	(0.63)%	5,471
Veeva Systems, Inc. — Class A	261	(0.55)%	2,664
Total Technology			8,135
Communications
Paramount Global — Class B	2,857	(0.70)%	11,414
Uber Technologies, Inc.	2,418	(0.83)%	(3,824)
Total Communications			7,590
Total GS Long/Short Equity Short Custom Basket			$1,480,731

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

MS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Regeneron Pharmaceuticals, Inc.	126	0.73%	$15,589
Vertex Pharmaceuticals, Inc.	188	0.46%	12,637
Bristol-Myers Squibb Co.	2,083	1.17%	9,287
Amphastar Pharmaceuticals, Inc.	1,392	0.31%	7,939
AbbVie, Inc.	909	0.97%	5,125
Merck & Company, Inc.	752	0.51%	4,304
Eli Lilly & Co.	178	0.46%	2,253
Archer-Daniels-Midland Co.	1,347	0.86%	1,825
Prestige Consumer Healthcare, Inc.	2,108	0.83%	(463)
Globus Medical, Inc. — Class A	487	0.23%	(492)
Varex Imaging Corp.	5,390	0.90%	(2,013)
Medtronic plc	470	0.30%	(2,583)
Hain Celestial Group, Inc.	1,551	0.21%	(2,882)
Quest Diagnostics, Inc.	228	0.22%	(3,096)
Universal Corp.	988	0.36%	(3,251)
Innoviva, Inc.	4,245	0.39%	(5,130)
CVS Health Corp.	1,007	0.76%	(5,231)
Global Payments, Inc.	294	0.25%	(6,159)
Conagra Brands, Inc.	4,203	1.09%	(6,644)
Viatris, Inc.	3,852	0.26%	(6,645)
Altria Group, Inc.	2,378	0.76%	(6,812)
SpartanNash Co.	2,199	0.51%	(7,612)
United Therapeutics Corp.	459	0.76%	(8,218)
Reynolds Consumer Products, Inc.	4,055	0.84%	(8,295)
Quanex Building Products Corp.	1,871	0.27%	(8,483)
Johnson & Johnson	882	1.14%	(9,020)
Ingredion, Inc.	955	0.61%	(9,120)
Ironwood Pharmaceuticals, Inc. — Class A	13,565	1.11%	(9,472)
John B Sanfilippo & Son, Inc.	1,811	1.09%	(9,687)
Perdoceo Education Corp.	11,787	0.96%	(10,644)
Post Holdings, Inc.	1,441	0.94%	(11,028)
EVERTEC, Inc.	949	0.24%	(11,265)
Hologic, Inc.	2,145	1.10%	(12,468)
Amgen, Inc.	592	1.06%	(13,137)
Avery Dennison Corp.	760	0.98%	(16,076)
Colgate-Palmolive Co.	1,844	1.03%	(19,499)
Philip Morris International, Inc.	1,221	0.80%	(19,660)
Vanda Pharmaceuticals, Inc.	5,567	0.44%	(19,705)
Mondelez International, Inc. — Class A	2,384	1.04%	(22,727)
Sotera Health Co.	2,612	0.14%	(24,207)
Integra LifeSciences Holdings Corp.	2,008	0.67%	(24,912)
Pilgrim's Pride Corp.	4,599	0.84%	(26,936)
Eagle Pharmaceuticals, Inc.	2,010	0.42%	(30,757)
Tyson Foods, Inc. — Class A	1,710	0.89%	(35,081)
USANA Health Sciences, Inc.	1,958	0.87%	(43,413)
Total Consumer, Non-cyclical			(403,864)
Technology
Rambus, Inc.	2,821	0.57%	12,524
CSG Systems International, Inc.	583	0.24%	4,597
NetApp, Inc.	662	0.32%	3,889
IPG Photonics Corp.	590	0.39%	(2,870)
Amkor Technology, Inc.	1,790	0.24%	(3,128)
Synaptics, Inc.	260	0.20%	(3,544)
Hewlett Packard Enterprise Co.	2,861	0.27%	(3,605)
Fiserv, Inc.	340	0.25%	(3,988)
Lumentum Holdings, Inc.	381	0.21%	(4,030)
Diodes, Inc.	1,716	0.88%	(6,171)
ACI Worldwide, Inc.	1,942	0.32%	(10,803)
Cirrus Logic, Inc.	1,283	0.70%	(16,717)
Texas Instruments, Inc.	698	0.86%	(19,264)
SS&C Technologies Holdings, Inc.	2,620	0.99%	(31,274)
Total Technology			(84,384)
Basic Materials
FMC Corp.	307	0.26%	(820)
NewMarket Corp.	221	0.53%	(1,555)
Ingevity Corp.	628	0.30%	(2,266)
Westlake Corp.	332	0.23%	(3,380)
American Vanguard Corp.	1,954	0.29%	(4,691)
Nucor Corp.	448	0.38%	(4,713)
Steel Dynamics, Inc.	1,079	0.61%	(7,205)
Balchem Corp.	768	0.74%	(8,451)
Mercer International, Inc.	2,309	0.23%	(8,761)
Huntsman Corp.	1,521	0.30%	(12,488)
AdvanSix, Inc.	1,220	0.31%	(13,129)
LyondellBasell Industries N.V. — Class A	831	0.50%	(17,262)
Eastman Chemical Co.	1,388	0.78%	(31,298)
Minerals Technologies, Inc.	2,219	0.87%	(36,160)
Total Basic Materials			(152,179)
Industrial
Vishay Intertechnology, Inc.	5,532	0.78%	2,806
Dorian LPG Ltd.	2,700	0.29%	(135)
EMCOR Group, Inc.	562	0.51%	(211)
Sanmina Corp.	839	0.31%	(1,216)
EnPro Industries, Inc.	747	0.50%	(1,911)
Agilent Technologies, Inc.	222	0.21%	(2,094)
Lennox International, Inc.	114	0.20%	(2,428)
TTM Technologies, Inc.	2,523	0.26%	(4,694)
Arrow Electronics, Inc.	553	0.40%	(4,906)
Louisiana-Pacific Corp.	681	0.28%	(5,104)
Timken Co.	1,236	0.58%	(6,232)
Packaging Corporation of America	306	0.27%	(6,959)
Snap-on, Inc.	569	0.91%	(7,216)
AptarGroup, Inc.	941	0.71%	(9,382)
Insteel Industries, Inc.	1,112	0.23%	(10,641)
Energizer Holdings, Inc.	2,722	0.54%	(11,768)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Albany International Corp. — Class A	1,142	0.71%	$(13,712)
OSI Systems, Inc.	1,666	0.95%	(13,951)
Sonoco Products Co.	1,969	0.89%	(14,884)
Standex International Corp.	1,498	0.97%	(15,178)
Knowles Corp.	3,534	0.34%	(17,731)
Eagle Materials, Inc.	1,075	0.91%	(18,841)
Barnes Group, Inc.	4,592	1.05%	(21,698)
Westrock Co.	3,210	0.79%	(30,093)
Sturm Ruger & Company, Inc.	2,016	0.81%	(36,760)
Total Industrial			(254,939)
Consumer, Cyclical
Papa John's International, Inc.	357	0.20%	(4,191)
GMS, Inc.	982	0.31%	(4,956)
Allison Transmission Holdings, Inc.	2,181	0.58%	(6,894)
McDonald's Corp.	254	0.46%	(7,069)
Home Depot, Inc.	412	0.90%	(7,871)
Methode Electronics, Inc.	2,119	0.62%	(10,086)
Boyd Gaming Corp.	1,316	0.50%	(10,138)
Haverty Furniture Companies, Inc.	2,945	0.58%	(11,316)
Brunswick Corp.	1,448	0.75%	(18,319)
G-III Apparel Group Ltd.	3,798	0.45%	(20,937)
Total Consumer, Cyclical			(101,777)
Communications
Viavi Solutions, Inc.	6,971	0.72%	(34)
T-Mobile US, Inc.	804	0.86%	(762)
Alphabet, Inc. — Class C	562	0.43%	(5,242)
VeriSign, Inc.	440	0.61%	(5,724)
Cisco Systems, Inc.	1,229	0.39%	(6,066)
Meta Platforms, Inc. — Class A	698	0.75%	(14,290)
Gogo, Inc.	4,315	0.41%	(25,465)
Verizon Communications, Inc.	3,012	0.91%	(38,384)
InterDigital, Inc.	2,170	0.70%	(51,868)
Total Communications			(147,835)
Energy
HF Sinclair Corp.	1,799	0.77%	1,786
Marathon Petroleum Corp.	1,084	0.85%	1,685
Equitrans Midstream Corp.	6,614	0.39%	(36)
REX American Resources Corp.	1,442	0.32%	(1,755)
CVR Energy, Inc.	1,116	0.26%	(3,351)
Valero Energy Corp.	787	0.67%	(4,236)
ONEOK, Inc.	586	0.24%	(5,195)
Phillips 66	1,387	0.89%	(7,207)
Williams Companies, Inc.	1,638	0.37%	(7,432)
Targa Resources Corp.	999	0.48%	(7,775)
DT Midstream, Inc.	2,158	0.89%	(8,711)
Kinder Morgan, Inc.	7,064	0.93%	(9,531)
Exxon Mobil Corp.	904	0.63%	(10,636)
Antero Midstream Corp.	11,846	0.86%	(12,641)
Chevron Corp.	809	0.92%	(14,494)
SunCoke Energy, Inc.	6,637	0.31%	(16,542)
Total Energy			(106,071)
Financial
S&T Bancorp, Inc.	4,912	1.14%	4,620
NMI Holdings, Inc. — Class A	1,815	0.29%	3,055
Everest Re Group Ltd.	198	0.41%	1,525
Associated Banc-Corp.	7,320	1.17%	337
Getty Realty Corp.	2,251	0.48%	(28)
Bank of Hawaii Corp.	558	0.34%	(904)
PennyMac Financial Services, Inc.	774	0.26%	(3,523)
Preferred Bank/Los Angeles CA	1,770	0.92%	(6,154)
Marcus & Millichap, Inc.	1,298	0.34%	(6,353)
Hilltop Holdings, Inc.	2,044	0.40%	(7,510)
Renasant Corp.	4,470	1.11%	(9,729)
Pathward Financial, Inc.	919	0.24%	(10,963)
National Bank Holdings Corp. — Class A	2,821	0.83%	(11,042)
Central Pacific Financial Corp.	2,965	0.49%	(14,916)
BankUnited, Inc.	4,062	1.10%	(16,456)
Stewart Information Services Corp.	1,311	0.45%	(16,592)
Highwoods Properties, Inc.	1,782	0.38%	(18,073)
Eagle Bancorp, Inc.	3,078	1.09%	(22,847)
Global Net Lease, Inc.	10,327	0.87%	(37,578)
Office Properties Income Trust	5,745	0.64%	(37,798)
Total Financial			(210,929)
Utilities
Otter Tail Corp.	1,009	0.49%	(2,418)
Chesapeake Utilities Corp.	798	0.73%	(6,876)
Avista Corp.	2,848	0.84%	(10,608)
PPL Corp.	3,934	0.79%	(14,869)
MGE Energy, Inc.	1,483	0.77%	(16,188)
Duke Energy Corp.	1,061	0.78%	(17,733)
NorthWestern Corp.	1,646	0.64%	(17,800)
WEC Energy Group, Inc.	1,098	0.78%	(18,160)
Portland General Electric Co.	2,402	0.83%	(18,576)
NiSource, Inc.	3,850	0.77%	(19,784)
UGI Corp.	2,993	0.77%	(27,202)
Total Utilities			(170,214)
Total MS Long/Short Equity Long Custom Basket			$(1,632,192)

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
TransUnion	1,928	(1.42)%	55,633
Equifax, Inc.	477	(1.03)%	30,081
ASGN, Inc.	1,066	(1.22)%	25,806
Verisk Analytics, Inc. — Class A	664	(1.43)%	18,617
Viad Corp.	2,108	(0.84)%	16,712
ABM Industries, Inc.	2,524	(1.22)%	14,391
Patterson Companies, Inc.	2,245	(0.68)%	13,636
CoStar Group, Inc.	858	(0.76)%	12,873
Cintas Corp.	298	(1.46)%	11,474
FTI Consulting, Inc.	185	(0.39)%	3,092

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Quanta Services, Inc.	506	(0.82)%	$2,947
Driven Brands Holdings, Inc.	2,883	(1.02)%	670
Robert Half International, Inc.	453	(0.44)%	387
Total Consumer, Non-cyclical			206,319
Financial
Howard Hughes Corp.	1,479	(1.04)%	48,409
Welltower, Inc.	1,827	(1.49)%	43,477
Signature Bank	528	(1.01)%	41,783
Outfront Media, Inc.	3,691	(0.71)%	36,571
Equinix, Inc.	198	(1.42)%	34,366
Sun Communities, Inc.	670	(1.15)%	30,504
Crown Castle, Inc.	733	(1.34)%	26,895
Kite Realty Group Trust	6,426	(1.40)%	26,508
State Street Corp.	989	(0.76)%	26,470
Western Alliance Bancorporation	1,160	(0.96)%	26,448
Rexford Industrial Realty, Inc.	2,005	(1.32)%	26,196
Americold Realty Trust, Inc.	3,092	(0.96)%	25,661
Invitation Homes, Inc.	3,773	(1.61)%	24,675
KKR & Company, Inc. — Class A	1,868	(1.02)%	21,410
Digital Realty Trust, Inc.	813	(1.02)%	20,931
Realty Income Corp.	1,396	(1.03)%	19,508
Apollo Global Management, Inc.	1,787	(1.05)%	19,475
Goldman Sachs Group, Inc.	880	(3.26)%	18,653
Ares Management Corp. — Class A	1,192	(0.93)%	18,136
BlackRock, Inc. — Class A	141	(0.98)%	17,233
Ryman Hospitality Properties, Inc.	1,218	(1.13)%	17,125
Iron Mountain, Inc.	2,503	(1.39)%	16,940
Invesco Ltd.	5,772	(1.00)%	16,264
Bank of America Corp.	2,400	(0.92)%	15,779
SBA Communications Corp.	297	(1.07)%	14,301
American Tower Corp. — Class A	360	(0.98)%	13,935
Kennedy-Wilson Holdings, Inc.	1,818	(0.36)%	13,723
Equitable Holdings, Inc.	4,259	(1.42)%	13,392
Extra Space Storage, Inc.	375	(0.82)%	11,928
First Republic Bank	376	(0.62)%	11,131
Ventas, Inc.	1,270	(0.65)%	10,788
SLM Corp.	1,978	(0.35)%	10,577
Northern Trust Corp.	760	(0.82)%	10,469
Independence Realty Trust, Inc.	2,368	(0.50)%	9,140
Xenia Hotels & Resorts, Inc.	2,221	(0.39)%	9,139
Public Storage	183	(0.68)%	8,863
Marsh & McLennan Companies, Inc.	544	(1.03)%	8,457
Alexandria Real Estate Equities, Inc.	591	(1.05)%	8,335
Wells Fargo & Co.	1,836	(0.93)%	7,394
CBRE Group, Inc. — Class A	626	(0.53)%	6,974
Life Storage, Inc.	327	(0.46)%	6,520
Intercontinental Exchange, Inc.	527	(0.60)%	5,981
Progressive Corp.	538	(0.79)%	5,313
Popular, Inc.	950	(0.87)%	5,115
Comerica, Inc.	1,195	(1.07)%	4,470
Assurant, Inc.	238	(0.44)%	3,804
Mid-America Apartment Communities, Inc.	178	(0.35)%	2,543
Allstate Corp.	316	(0.50)%	(15)
Cullen/Frost Bankers, Inc.	355	(0.59)%	(174)
Charles Schwab Corp.	880	(0.80)%	(251)
Arthur J Gallagher & Co.	242	(0.52)%	(1,555)
LPL Financial Holdings, Inc.	327	(0.90)%	(10,976)
Total Financial			808,738
Consumer, Cyclical
MillerKnoll, Inc.	3,937	(0.78)%	74,762
American Airlines Group, Inc.	5,614	(0.85)%	23,810
Healthcare Services Group, Inc.	4,390	(0.67)%	19,635
CarMax, Inc.	463	(0.39)%	15,208
Copart, Inc.	1,234	(1.66)%	14,974
Genuine Parts Co.	890	(1.68)%	10,686
Hilton Worldwide Holdings, Inc.	407	(0.62)%	9,904
Dana, Inc.	2,769	(0.40)%	8,839
Live Nation Entertainment, Inc.	528	(0.51)%	7,421
Delta Air Lines, Inc.	2,017	(0.72)%	7,161
Southwest Airlines Co.	850	(0.33)%	6,881
Lear Corp.	320	(0.48)%	5,793
Tesla, Inc.	94	(0.32)%	3,902
Floor & Decor Holdings, Inc. — Class A	566	(0.50)%	3,291
WESCO International, Inc.	457	(0.69)%	1,585
Royal Caribbean Cruises Ltd.	825	(0.40)%	(1,550)
Las Vegas Sands Corp.	1,488	(0.71)%	(2,155)
Total Consumer, Cyclical			210,147
Energy
Patterson-UTI Energy, Inc.	4,255	(0.63)%	23,095
Helmerich & Payne, Inc.	1,722	(0.80)%	16,979
Baker Hughes Co.	3,517	(0.93)%	13,880
Hess Corp.	785	(1.08)%	7,001
NexTier Oilfield Solutions, Inc.	5,153	(0.48)%	6,985
Liberty Energy, Inc. — Class A	3,371	(0.54)%	3,621
ChampionX Corp.	1,968	(0.49)%	3,593
Valaris Ltd.	1,079	(0.67)%	876
Continental Resources, Inc.	581	(0.49)%	748
Schlumberger N.V.	2,592	(1.18)%	533
Equities Corp.	981	(0.51)%	(4,887)
EOG Resources, Inc.	982	(1.39)%	(7,664)
Total Energy			64,760

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Stanley Black & Decker, Inc.	816	(0.78)%	$28,623
Stericycle, Inc.	723	(0.38)%	23,189
Boeing Co.	594	(0.91)%	22,402
Jacobs Solutions, Inc.	960	(1.32)%	19,202
Old Dominion Freight Line, Inc.	302	(0.95)%	12,804
CSX Corp.	2,232	(0.75)%	12,251
Waste Management, Inc.	729	(1.48)%	9,602
Union Pacific Corp.	249	(0.61)%	8,393
MSA Safety, Inc.	523	(0.72)%	8,329
Eaton Corporation plc	1,037	(1.75)%	7,760
CH Robinson Worldwide, Inc.	311	(0.38)%	4,061
Exponent, Inc.	927	(1.03)%	3,345
TransDigm Group, Inc.	54	(0.36)%	744
Casella Waste Systems, Inc. — Class A	1,244	(1.20)%	(19)
Total Industrial			160,686
Utilities
Dominion Energy, Inc.	1,739	(1.52)%	24,534
Public Service Enterprise Group, Inc.	822	(0.58)%	7,515
Total Utilities			32,049
Technology
MSCI, Inc. — Class A	116	(0.62)%	5,344
Veeva Systems, Inc. — Class A	261	(0.54)%	2,720
Total Technology			8,064
Communications
Paramount Global — Class B	2,857	(0.69)%	11,405
Uber Technologies, Inc.	2,418	(0.81)%	(3,924)
Total Communications			7,480
Total MS Long/Short Equity Short Custom Basket			$1,498,244

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Gaming and Leisure Properties, Inc.	15,450	5.17%	$21,294
CareTrust REIT, Inc.	34,143	4.67%	(8,001)
Agree Realty Corp.	10,267	5.24%	(26,383)
InvenTrust Properties Corp.	10,357	1.67%	(26,881)
SBA Communications Corp.	905	1.95%	(35,519)
Ryman Hospitality Properties, Inc.	10,799	6.01%	(39,500)
American Tower Corp. — Class A	1,144	1.86%	(46,130)
Healthcare Realty Trust, Inc.	13,073	2.06%	(46,848)
Crown Castle, Inc.	1,723	1.88%	(48,154)
Brixmor Property Group, Inc.	18,759	2.62%	(50,881)
Boston Properties, Inc.	3,480	1.97%	(50,897)
Four Corners Property Trust, Inc.	24,184	4.42%	(62,214)
Piedmont Office Realty Trust, Inc. — Class A	24,152	1.93%	(66,771)
AvalonBay Communities, Inc.	5,019	6.99%	(87,282)
Cousins Properties, Inc.	10,457	1.85%	(91,325)
Alexandria Real Estate Equities, Inc.	5,289	5.60%	(105,810)
Equity Residential	13,934	7.08%	(105,846)
NETSTREIT Corp.	38,252	5.15%	(115,170)
SITE Centers Corp.	40,135	3.25%	(117,067)
Ventas, Inc.	15,253	4.63%	(120,015)
Xenia Hotels & Resorts, Inc.	44,595	4.65%	(154,618)
Rexford Industrial Realty, Inc.	12,149	4.77%	(156,506)
Sun Communities, Inc.	8,227	8.41%	(181,099)
National Storage Affiliates Trust	19,639	6.17%	(202,056)
Total Financial			(1,923,679)
Total MS Equity Market Neutral Long Custom Basket			$(1,923,679)

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	33,512	(4.59)%	372,970
Office Properties Income Trust	36,872	(3.96)%	355,186
Broadstone Net Lease, Inc.	39,734	(4.72)%	322,283
Washington Real Estate Investment Trust	34,800	(4.67)%	196,146
Phillips Edison & Company, Inc.	38,229	(8.20)%	193,588
Realty Income Corp.	17,996	(8.01)%	183,431
Mid-America Apartment Communities, Inc.	3,853	(4.57)%	156,492
STAG Industrial, Inc.	23,573	(5.12)%	147,653
Necessity Retail REIT, Inc.	62,173	(2.79)%	147,182
Host Hotels & Resorts, Inc.	61,864	(7.51)%	131,288
Apple Hospitality REIT, Inc.	46,023	(4.95)%	118,088
Essex Property Trust, Inc.	3,252	(6.02)%	110,308
Camden Property Trust	2,992	(2.73)%	106,161
Omega Healthcare Investors, Inc.	12,641	(2.85)%	88,533
Equity Commonwealth	30,014	(5.59)%	87,593
Apartment Income REIT Corp.	9,428	(2.78)%	87,202
Public Storage	1,968	(4.40)%	61,471
LTC Properties, Inc.	3,023	(0.87)%	16,399
Extra Space Storage, Inc.	3,684	(4.86)%	7,170
Total Financial			2,889,144
Exchange Traded Funds
Vanguard Real Estate ETF	17,633	(10.81)%	404,406
Total MS Equity Market Neutral Short Custom Basket			$3,293,550

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Gaming and Leisure Properties, Inc.	15,450	5.17%	$21,124
CareTrust REIT, Inc.	34,143	4.67%	(8,407)
InvenTrust Properties Corp.	10,695	1.72%	(23,918)
Agree Realty Corp.	10,267	5.24%	(28,072)
SBA Communications Corp.	905	1.95%	(35,219)
Ryman Hospitality Properties, Inc.	10,799	6.01%	(38,433)
American Tower Corp. — Class A	1,144	1.86%	(46,201)
Healthcare Realty Trust, Inc.	13,073	2.06%	(46,642)
Crown Castle, Inc.	1,723	1.88%	(47,799)
Brixmor Property Group, Inc.	18,759	2.62%	(50,470)
Boston Properties, Inc.	3,480	1.97%	(51,918)
Four Corners Property Trust, Inc.	24,184	4.42%	(62,204)
Piedmont Office Realty Trust, Inc. — Class A	24,152	1.93%	(66,085)
AvalonBay Communities, Inc.	5,019	6.99%	(87,643)
Cousins Properties, Inc.	10,457	1.85%	(90,900)
Alexandria Real Estate Equities, Inc.	5,289	5.60%	(105,442)
Equity Residential	13,934	7.08%	(106,212)
SITE Centers Corp.	39,489	3.20%	(110,873)
NETSTREIT Corp.	38,252	5.15%	(114,737)
Ventas, Inc.	15,253	4.63%	(119,532)
Xenia Hotels & Resorts, Inc.	44,595	4.65%	(154,414)
Rexford Industrial Realty, Inc.	12,149	4.77%	(156,672)
National Storage Affiliates Trust	19,639	6.17%	(202,329)
Sun Communities, Inc.	8,227	8.41%	(209,314)
Total Financial			(1,942,312)
Total GS Equity Market Neutral Long Custom Basket			$(1,942,312)

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	33,512	(4.61)%	374,218
Office Properties Income Trust	36,872	(3.98)%	357,221
Broadstone Net Lease, Inc.	39,734	(4.74)%	316,413
Washington Real Estate Investment Trust	34,800	(4.70)%	194,831
Phillips Edison & Company, Inc.	38,229	(8.24)%	190,141
Realty Income Corp.	17,996	(8.05)%	183,118
Mid-America Apartment Communities, Inc.	3,853	(4.59)%	156,471
Necessity Retail REIT, Inc.	62,173	(2.81)%	147,479
STAG Industrial, Inc.	23,573	(5.15)%	147,014
Host Hotels & Resorts, Inc.	61,864	(7.55)%	131,978
Apple Hospitality REIT, Inc.	46,023	(4.97)%	107,096
Essex Property Trust, Inc.	3,252	(6.05)%	106,785
Camden Property Trust	2,992	(2.75)%	106,163
Apartment Income REIT Corp.	9,428	(2.80)%	87,821
Equity Commonwealth	30,014	(5.62)%	87,771
Omega Healthcare Investors, Inc.	10,310	(2.34)%	74,460
Public Storage	1,968	(4.43)%	61,614
LTC Properties, Inc.	3,023	(0.87)%	16,384
Extra Space Storage, Inc.	3,684	(4.89)%	7,203
Total Financial			2,854,181
Exchange-Traded Funds
Vanguard Real Estate ETF	17,633	(10.86)%	407,401
Total GS Equity Market Neutral Short Custom Basket			$3,261,582

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security and equity custom basket swap collateral collateral at September 30, 2022.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$38,611,602	$2,000,440	$—		$40,612,042
Master Limited Partnership	5	—	—		5
Rights	—	—	—	*	—
Mutual Funds	14,829,170	—	—		14,829,170
Closed-End Funds	7,351,866	—	—		7,351,866
U.S. Treasury Bills	—	14,197,278	—		14,197,278
Repurchase Agreements	—	44,629,498	—		44,629,498
Securities Lending Collateral	83,050	—	—		83,050
Currency Futures Contracts**	1,108,928	—	—		1,108,928
Equity Futures Contracts**	935,795	105,732	—		1,041,527
Commodity Futures Contracts**	934,688	—	—		934,688
Interest Rate Futures Contracts**	380,470	15,862	—		396,332
Equity Custom Basket Swap Agreements**	—	9,534,107	—		9,534,107
Total Assets	$64,235,574	$70,482,917	$—		$134,718,491

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$3,811,490	$—	$—	$3,811,490
Exchange-Traded Funds Sold Short	8,532,060	—	—	8,532,060
Commodity Futures Contracts**	634,959	—	—	634,959
Equity Futures Contracts**	399,448	—	—	399,448
Currency Futures Contracts**	367,640	—	—	367,640
Interest Rate Futures Contracts**	2,284	22,459	—	24,743
Equity Custom Basket Swap Agreements**	—	7,122,841	—	7,122,841
Total Liabilities	$13,747,881	$7,145,300	$—	$20,893,181

*	Includes securities with a market value of $0.

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,207,495	$1,500,000	$–	$–	$(244,750)	$6,462,745	269,618	$107,439
Guggenheim Strategy Fund III	977,752	1,000,000	–	–	(79,421)	1,898,331	79,031	32,096
Guggenheim Ultra Short Duration Fund — Institutional Class	3,690,666	3,000,000	–	–	(222,572)	6,468,094	674,462	82,928
	$9,875,913	$5,500,000	$–	$–	$(546,743)	$14,829,170		$222,463

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds' investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly review the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser.. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations," which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2022, the repurchase agreements in the joint account were as follows:

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
2.97%			0.75%
Due 10/03/22	$135,693,328	$135,726,912	Due 08/31/26	$157,165,800	$138,407,205

BofA Securities, Inc.			U.S. Treasury Note
2.91%			0.88%
Due 10/03/22	52,189,742	52,202,398	Due 11/15/30	66,285,100	53,233,580

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
2.92%			1.00%
Due 10/03/22	50,644,966	50,657,290	Due 02/15/46	32,719,353	26,831,244

			U.S. Treasury Inflation Indexed Bond
			0.13%
			Due 10/15/25	26,181,251	24,826,653
				58,900,604	51,657,897

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

At September 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$81,256	$83,050

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At September 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$11,911,601	$-	$(785,297)	$(785,297)
Managed Futures Strategy Fund	37,776,008	2,044,654	(1,094,238)	950,416
Multi-Hedge Strategies Fund	110,444,719	15,383,388	(12,002,797)	3,380,591

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

The value of, or income generated by, the investments held by the Trust are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Trust in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.